Cover	Sep. 27, 2024
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	AppTech Payments Corp.
Entity Central Index Key	0001070050
Entity Tax Identification Number	65-0847995
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5876 Owens Avenue
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Carlsbad
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92008
City Area Code	(760)
Local Phone Number	707-5959
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Document Creation Date	Sep. 27, 2024